North Star Bond Fund
Summary Section
Investment Objective.
The primary investment objective of the North Star Bond Fund (the “Fund”) is to generate income with preservation of capital as a secondary objective.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees North Star Bond Fund	Class A Shares		Class I Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of the offering price)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that up to a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses North Star Bond Fund		Class A Shares	Class I Shares	Class R Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	0.50%
Other Expenses	[1]	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses		2.04%	1.79%	2.29%
Fee Waiver/Expense Reimbursement		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.04%	1.79%	2.29%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 2.04%, 1.79% and 2.29% of the Fund's average net assets, for Class A, Class I and Class R shares, respectively, through March 31, 2016. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund in future years for any fees waived or expenses absorbed by the Adviser on a rolling three year basis, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example North Star Bond Fund (USD $)	One Year	Three Years
Class A Shares	770	1,178
Class I Shares	182	563
Class R Shares	232	715

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

Under normal market conditions, the Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Fund’s net assets in a diversified portfolio of bonds.  Bonds include debt securities such as bond, notes, bills and debentures.   The Fund may invest in bonds of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”) without limitation.  Employing the Adviser’s “Micro to Macro®” style of investing, the Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Adviser has broad discretion to invest in bonds issued by companies of any size.  The Fund may also invest up to 20% of its assets in equity securities of companies of any size, including preferred stock.

In general, the Fund intends to invest within a potentially wide range of net exposures of bonds and other fixed income securities (e.g., certificates of deposit, principal protected notes and debentures).  Target position sizes will range from 2 ½% to 10% of the Fund’s net assets.  It is expected that the Fund will be invested in at least 25 securities in the portfolio at any time.  The Adviser will consider the yield, maturity, liquidity, creditworthiness and overall corporate outlook when selecting securities for the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Risks.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

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High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

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Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

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Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

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Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

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Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

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Risks of Medium Sized Companies. To the extent the Fund invests in the stocks or bonds of medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

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Small- and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

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Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Performance.

Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-580-0900.